Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of share repurchase and secondary offering [Table Text Block]
Company	Settlement	Quarter	Value

Victoria Gold Corp. (associate)	Cash	Third	$71.4 million
Dalradian Resources Inc. (other investment)	Cash	Second	$58.1 million
Aquila Resources Inc. (associate)	Transfer	Second	$9.7 million
Highland Copper Company Inc. (associate)	Transfer	Second	$3.0 million
Other investments	Transfer	Second	$32.4 million

$174.6 million

Disclosure of dividends [Table Text Block]
Declaration date	Dividend per share	Record date	Payment date	Dividend payable	Dividend reinvestment plan(i)
	$			$

February 19, 2020	0.05	March 31, 2020	April 15, 2020	7,879,000	24,809,311
May 12, 2020	0.05	June 30, 2020	July 15, 2020	8,259,000	27,492,302
August 5, 2020	0.05	September 30, 2020	October 15, 2020	8,342,000	9,822,963
November 9, 2020	0.05	December 31, 2020	January 15, 2021	8,358,000	11,525,456
	0.20			32,838,000

February 20, 2019	0.05	March 29, 2019	April 15, 2019	7,757,000	5,087,058
May 1, 2019	0.05	June 28, 2019	July 15, 2019	7,145,000	8,157,756
July 31, 2019	0.05	September 30, 2019	October 15, 2019	7,201,000	5,672,755
November 6, 2019	0.05	December 31, 2019	January 15, 2020	7,874,000	6,666,723
	0.20			29,977,000

(i) Number of common shares held by shareholders participating in the dividend reinvestment plan described below.

Disclosure of objectives, policies and processes for managing capital [Table Text Block]
	December 31,	December 31,
	2020	2019
	$	$
Long-term debt	400,429	349,042
Total equity	1,841,032	1,493,446
Undrawn revolving credit facility(i)	336,340	380,518
	2,577,801	2,223,006

(i) Excluding the potential additional available credit (accordion) of $100.0 million as at December 31, 2020 and 2019 (Note 22).